Derivatives - Schedule of Derivatives on the Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Successor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives	$ 2,008,631		$ 326,508
Total gain (loss) on settled derivatives	(107,969)		(506,571)
Net gain (loss) on derivatives	$ 1,900,662		$ (180,063)
Predecessor [Member]
Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain (loss) on unsettled derivatives		$ (835,360)		$ 226,338
Total gain (loss) on settled derivatives		(600,740)		(899,395)
Net gain (loss) on derivatives		$ (1,436,100)		$ (673,057)